Unearned Commissions (Details) - Schedule of movement in unearned commissions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of movement in unearned commissions [Abstract]
As at 1 January	$ 8,910	$ 8,010	$ 10,354
Commissions received	18,181	14,830	14,473
Commissions earned	(16,053)	(13,930)	(16,817)
As at 31 December	$ 11,038	$ 8,910	$ 8,010